Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Lincoln Funds Trust
Entity Central Index Key	0002015799
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000250824
Shareholder Report [Line Items]
Fund Name	Lincoln Inflation Plus Fund
Class Name	Class A
Trading Symbol	LFTAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.35%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.35%	[1]
AssetsNet	$ 12,249,079
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$12,249,079 # of Portfolio Holdings97 Portfolio Turnover Rate93%
Holdings [Text Block]
Sovereign Bonds	38.7%
Short-Term Investments	26.5%
Exchange-Traded Funds	17.7%
Common Stock	7.6%
Supranational Banks	4.5%
Corporate Bonds	2.0%
Money Market Funds	0.0%
Other	3.0%

Largest Holdings [Text Block]
United States	3.9%
United Kingdom	1.0%
Canada	0.9%
Italy	0.4%
Norway	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-436-8717
Updated Prospectus Web Address	www.lincolnfinancial.com/lft
C000250823
Shareholder Report [Line Items]
Fund Name	Lincoln Inflation Plus Fund
Class Name	Class I
Trading Symbol	LFTEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%	[2]
AssetsNet	$ 12,249,079
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$12,249,079 # of Portfolio Holdings97 Portfolio Turnover Rate93%
Holdings [Text Block]
Sovereign Bonds	38.7%
Short-Term Investments	26.5%
Exchange-Traded Funds	17.7%
Common Stock	7.6%
Supranational Banks	4.5%
Corporate Bonds	2.0%
Money Market Funds	0.0%
Other	3.0%

Largest Holdings [Text Block]
United States	3.9%
United Kingdom	1.0%
Canada	0.9%
Italy	0.4%
Norway	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-436-8717
Updated Prospectus Web Address	www.lincolnfinancial.com/lft
C000250826
Shareholder Report [Line Items]
Fund Name	Lincoln U.S. Equity Income Maximizer Fund
Class Name	Class A
Trading Symbol	LFTOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.32%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.32%	[3]
AssetsNet	$ 18,274,266
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$18,274,266 # of Portfolio Holdings122 Portfolio Turnover Rate16%
Holdings [Text Block]
Common Stock	96.1%
Money Market Funds	0.0%
Options	(0.2%)
Other	4.1%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.8%
Software	8.8%
Interactive Media & Services	8.6%
Technology Hardware, Storage & Peripherals	6.6%
Banks	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-436-8717
Updated Prospectus Web Address	www.lincolnfinancial.com/lft
C000250825
Shareholder Report [Line Items]
Fund Name	Lincoln U.S. Equity Income Maximizer Fund
Class Name	Class I
Trading Symbol	LFTPX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.07%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%	[4]
AssetsNet	$ 18,274,266
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$18,274,266 # of Portfolio Holdings122 Portfolio Turnover Rate16%
Holdings [Text Block]
Common Stock	96.1%
Money Market Funds	0.0%
Options	(0.2%)
Other	4.1%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	14.8%
Software	8.8%
Interactive Media & Services	8.6%
Technology Hardware, Storage & Peripherals	6.6%
Banks	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	866-436-8717
Updated Prospectus Web Address	www.lincolnfinancial.com/lft

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.